INCOME TAXES - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes
Canadian statutory rate (as a percent)	23.00%	23.00%	24.00%
Expected income tax expense/(recovery)	$ 130,509	$ 277,748	$ 80,612
Foreign and statutory rate differences	5,021	35,636	19,297
Adjustment to capital loss carryforwards	25,214
Investment tax credit	(31,671)	(14,245)
Change in valuation allowance	(25,043)	291	(560)
Share-based compensation and other	7,324	(6,134)	2,095
Income tax expense/(recovery)	$ 111,354	$ 293,296	$ 101,444